SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Current income tax expense	$ 1,124	¥ 182,808	¥ 75,515	¥ 97,381
Deferred tax expense	(715)	(116,348)	(41,401)	(3,189)
Total	$ 409	¥ 66,460	¥ 34,114	¥ 94,192